Shareholder Report, Line Graph (Details) LMA5100_Franklin International Equity Fund_Class R_TSR Annual {Class R} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	$ 17,303	$ 14,040	$ 10,860	$ 14,314	$ 11,444	$ 11,771	$ 12,421	$ 12,439	$ 10,383	$ 10,000	$ 20,373
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	18,933	15,104	12,546	16,765	13,529	13,135	13,298	13,068	10,926	10,000	$ 22,046
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index-NR
Accumulated Value	$ 19,070	$ 15,285	$ 12,165	$ 16,248	$ 12,923	$ 12,859	$ 13,034	$ 12,687	$ 10,652	$ 10,000	$ 21,928